Offerings - Offering: 1	Sep. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value SEK 0.004585 per share (Secondary Offering)
Amount Registered | shares	17,589,671
Proposed Maximum Offering Price per Unit	4.13
Maximum Aggregate Offering Price	$ 72,645,341.23
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,032.32
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional ordinary shares, par value SEK 0.004585 per share ("Ordinary Shares"), of the Registrant as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. (2) Consists of 17,589,671 Ordinary Shares as represented by American depositary shares ("ADSs"), each representing one Ordinary Share, registered for resale by certain of selling securityholders named in this Registration Statement. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) of the Securities Act, based on the average of the high and low prices of ADSs as reported on September 10, 2026, which was approximately $4.13 per ADS. (3) ADSs issuable upon deposit of the Ordinary Shares registered hereby and that may be evidenced by American depositary receipts are registered under a separate registration statement on Form F-6 (Registration No. 333-295374).